Allowance for Loan and Lease Losses ALLL and Recorded Investment Breakout (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Apr. 02, 2012	Dec. 31, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for Loan and Lease Losses, Individually Evaluated for Impairment	$ 11,814		$ 13,457			$ 16,582
Allowance for Loan and Lease Losses, Collectively Evaluated for Impairment	45,261		48,319			67,126
Allowance for Loan and Lease Losses, ACI Loans	20,318		15,989			9,981
Allowance for Loan and Lease Losses, Total allowance	77,393	78,254	77,765	89,209	89,659	93,689	93,178	32,653
Loans and Leases Held for Investment at Recorded Investment, Individually Evaluated for Impairment	197,259		233,287			255,904
Loans and Leases Held for Investment at Recorded Investment, Collectively Evaluated for Impairment	6,522,012		5,126,818			4,632,620
Loans and Leases Held for Investment at Recorded Investment, ACI Loans	1,066,159		1,159,176			1,210,744
Loans and leases held for investment, net of unearned income	7,785,430		6,519,281			6,099,268
Residential Mortgage
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for Loan and Lease Losses, Individually Evaluated for Impairment	7,571		7,436			6,879
Allowance for Loan and Lease Losses, Collectively Evaluated for Impairment	24,545		30,554			36,010
Allowance for Loan and Lease Losses, ACI Loans	5,603		5,464			3,695
Allowance for Loan and Lease Losses, Total allowance	37,719	40,739	43,454	54,472	57,275	46,584
Loans and Leases Held for Investment at Recorded Investment, Individually Evaluated for Impairment	89,791		90,927			69,792
Loans and Leases Held for Investment at Recorded Investment, Collectively Evaluated for Impairment	4,398,143		3,852,119			3,584,341
Loans and Leases Held for Investment at Recorded Investment, ACI Loans	573,008		613,795			528,652
Loans and leases held for investment, net of unearned income	5,060,942		4,556,841			4,182,785
Commercial and Commercial Real Estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for Loan and Lease Losses, Individually Evaluated for Impairment	4,243		6,021			9,703
Allowance for Loan and Lease Losses, Collectively Evaluated for Impairment	13,092		11,663			17,598
Allowance for Loan and Lease Losses, ACI Loans	14,715		10,525			6,189
Allowance for Loan and Lease Losses, Total allowance	32,050	31,391	28,209	28,295	27,473	33,490
Loans and Leases Held for Investment at Recorded Investment, Individually Evaluated for Impairment	107,468		142,360			186,112
Loans and Leases Held for Investment at Recorded Investment, Collectively Evaluated for Impairment	1,246,070		477,643			368,763
Loans and Leases Held for Investment at Recorded Investment, ACI Loans	493,151		545,381			675,253
Loans and leases held for investment, net of unearned income	1,846,689		1,165,384			1,230,128
Lease financing receivables
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for Loan and Lease Losses, Collectively Evaluated for Impairment	4,160		3,766			2,357
Allowance for Loan and Lease Losses, ACI Loans						97
Allowance for Loan and Lease Losses, Total allowance	4,160	3,344	3,766	1,806	1,134	2,454
Loans and Leases Held for Investment at Recorded Investment, Collectively Evaluated for Impairment	681,205		588,501			444,604
Loans and Leases Held for Investment at Recorded Investment, ACI Loans						6,839
Loans and leases held for investment, net of unearned income	681,205		588,501			451,443
Home Equity Line of Credit
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for Loan and Lease Losses, Collectively Evaluated for Impairment	3,288		2,186			10,907
Allowance for Loan and Lease Losses, Total allowance	3,288	2,632	2,186	4,612	3,630	10,907
Loans and Leases Held for Investment at Recorded Investment, Collectively Evaluated for Impairment	188,820		200,112			224,627
Loans and leases held for investment, net of unearned income	188,820		200,112			224,627
Consumer And Credit Card
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for Loan and Lease Losses, Collectively Evaluated for Impairment	176		150			254
Allowance for Loan and Lease Losses, Total allowance	176	148	150	24	147	254
Loans and Leases Held for Investment at Recorded Investment, Collectively Evaluated for Impairment	7,774		8,443			10,285
Loans and leases held for investment, net of unearned income	$ 7,774		$ 8,443			$ 10,285